Summary of disclosure of federal tax losses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	$ 111,768	$ 102,838
United states [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	5,342
United states [member] | 2028 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	369
United states [member] | 2029 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	178
United states [member] | 2034 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	151
United states [member] | 2035 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	447
United states [member] | 2036 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	195
United states [member] | 2037 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	709
United states [member] | Indefinite one [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	1,224
United states [member] | Indefinite two [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	771
United states [member] | Indefinite three [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	516
United states [member] | Indefinite four [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	244
United states [member] | Indefinite five [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	292
United states [member] | Indefinite six [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	246
Domestic tax authority [member] | Canada [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	90,436
Domestic tax authority [member] | Canada [member] | 2028 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	8,054
Domestic tax authority [member] | Canada [member] | 2029 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	4,791
Domestic tax authority [member] | Canada [member] | 2030 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	4,104
Domestic tax authority [member] | Canada [member] | 2031 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	1,753
Domestic tax authority [member] | Canada [member] | 2032 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	4,250
Domestic tax authority [member] | Canada [member] | 2033 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	3,721
Domestic tax authority [member] | Canada [member] | 2034 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	4,153
Domestic tax authority [member] | Canada [member] | 2035 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	10,418
Domestic tax authority [member] | Canada [member] | 2036 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	10,592
Domestic tax authority [member] | Canada [member] | 2037 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	7,343
Domestic tax authority [member] | Canada [member] | 2038 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	6,557
Domestic tax authority [member] | Canada [member] | 2039 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	3,501
Domestic tax authority [member] | Canada [member] | 2040 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	3,808
Domestic tax authority [member] | Canada [member] | 2041 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	4,822
Domestic tax authority [member] | Canada [member] | 2042 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	6,367
Domestic tax authority [member] | Canada [member] | 2043 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	6,202
State and local jurisdiction [member] | Canada [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	89,114
State and local jurisdiction [member] | Canada [member] | 2028 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	6,668
State and local jurisdiction [member] | Canada [member] | 2029 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	4,773
State and local jurisdiction [member] | Canada [member] | 2030 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	4,089
State and local jurisdiction [member] | Canada [member] | 2031 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	1,737
State and local jurisdiction [member] | Canada [member] | 2032 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	4,250
State and local jurisdiction [member] | Canada [member] | 2033 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	3,721
State and local jurisdiction [member] | Canada [member] | 2034 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	4,153
State and local jurisdiction [member] | Canada [member] | 2035 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	10,452
State and local jurisdiction [member] | Canada [member] | 2036 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	10,592
State and local jurisdiction [member] | Canada [member] | 2037 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	7,343
State and local jurisdiction [member] | Canada [member] | 2038 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	6,557
State and local jurisdiction [member] | Canada [member] | 2039 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	3,501
State and local jurisdiction [member] | Canada [member] | 2040 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	3,808
State and local jurisdiction [member] | Canada [member] | 2041 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	4,822
State and local jurisdiction [member] | Canada [member] | 2042 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	6,367
State and local jurisdiction [member] | Canada [member] | 2043 [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	$ 6,202